Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit obligations
Other employee benefits	$ 997	$ 954	$ 784	$ 878
Ardagh Group S.A.
Employee benefit obligations
Other employee benefits	997	954
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Other employee benefits	132	129
Ardagh Group S.A. | End of service employee benefits
Employee benefit obligations
Other employee benefits	25	24
Ardagh Group S.A. | Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 107	$ 105